Borrowings - Maturities of borrowings (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Year ending June 30, 2027	$ 14,670
Year ending June 30, 2028	17,690
Year ending June 30, 2029	14,732
Year ending June 30, 2030	17,678
Year ending June 30, 2031	17,678
Thereafter	45,433
Total long-term borrowings (including current portion)	$ 127,881